COMMITMENTS AND CONTINGENCIES (Schedule of Purchase Commitments for Property, Plant and Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Total	$ 919,719,752		$ 1,365,148,673		$ 13,088,843
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
2013	16,544,896
2014	2,616,328
2015	1,237,375
2016	17,061
Total	$ 20,415,660	[1]	$ 51,095,125	[1]	$ 7,018,226	[1]

[1]	Future payment required for purchase of property, plant and equipment are as follows: Twelve-month period ending December 31, 2013 $ 16,544,896 2014 $ 2,616,328 2015 $ 1,237,375 2016 $ 17,061 Total $ 20,415,660